Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

Employee Share Holding Platform

In June 2016, the Company established an employee share holding platform (the “Share Holding Platform”). ZTO ES Holding Limited (“ZTO ES”), a British Virgin Islands company was established as a holding vehicle for the Company’s Share Holding Platform. Four limited liability partnerships (“LLPs”) were established in the PRC as the shareholders of ZTO ES. ZTO ES and the LLPs have no activities other than administering the plan and does not have employees.

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. The dividend rights associated with these 16 million ordinary shares were waived until the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. ZTO ES abstains from voting on matters that require shareholders’ approval for all the shares of the Company held by ZTO ES. At the request of the employee and in accordance with the terms of the ZTO ES mandate, ZTO ES may decide to sell the Company’s ordinary shares held in connection with the limited partnership interest owned by the employee and remit the proceeds to the employee. The other shareholder’s rights associated with the Company’s ordinary shares held by the partnership may be exercised by the general partner of these LLPs. The Company referred to these limited partner’s partnership interests as ordinary share units and five ordinary share units correspond to the indirect economic interest in one ordinary share of the Company.

In March 2023,2024 and 2025, 4,386,320, 6,027,415 and 5,138,560 ordinary share units corresponding to 877,264, 1,205,483 and 1,027,712 Company’s ordinary shares were granted to certain officers and employees,respectively. The consideration was nil for each of three years. These share awards vested immediately upon grant. The Company recorded the share-based compensation of RMB158,278, RMB183,175 and RMB149,362 based on the market price at US$26.27, US$21.02 and US$20.05 of ordinary shares on the respective grant dates, in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively.

2016 Share Incentive Plan

In June 2016, the Board also approved the 2016 share incentive plan (the “2016 Share Incentive Plan”) in order to provide appropriate incentives to directors, executive officers and other employees of the Company. With effect from May 1, 2023, the scheme limit of the 2016 Share Incentive Plan was capped at the existing size of the share award pool as at December 31, 2022, i.e. 21,000,000 shares. The 2016 Share Incentive Plan was terminated in 2024. There were no outstanding awards under the 2016 Share Incentive Plan as of December 31, 2024.

Restricted share units (“RSUs”)

In March 2023 and 2024, the Company granted 535,955 and 743,366 RSUs at par value to certain directors, executive offices and employees pursuant to the 2016 Share Incentive Plan, respectively. These grants vested immediately upon grant. The Company recorded the share-based compensation of RMB96,698, and RMB112,956 based on the market price of ordinary shares at US$26.27 and US$21.02 on the respective grant dates in selling, general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2023 and 2024, respectively.

13. Share-Based Compensation (Continued)

2024 Share Incentive Plan

In March 2024, the Board approved the 2024 share incentive plan (the “2024 Share Incentive Plan”) in order to provide appropriate incentives to directors, employees, and consultants of the Company, pursuant to which the maximum number of shares of the Company underlying the awards to be granted under the 2024 Share Incentive Plan shall be 30,000,00 Class A ordinary shares, subject to adjustment and/or update by the Board.

Restricted share units (“RSUs”)

In March 2025, the Group granted 454,997 RSU at par value to certain directors, executive offices and employees pursuant to the 2024 Share Incentive Plan. These grants are vested immediately upon grant. The Group recorded the share-based compensation of RMB66,127 based on the market price of ordinary shares at US$20.05 on the grant date for the year ended December 31, 2025.

Share Options

On March 22, 2024, the Company granted 916,200 share options to certain director, executive offices and employees pursuant to the 2024 Share Incentive Plan. The exercise price is US$21.88. The options will be vested 33%, 33% and 34% on each of three anniversary dates from the grant date, respectively. The options have a contractual term of ten years.

The Company’s share options are valued at fair value on the date of grant and that fair value is recognized as selling, general and administrative expenses in the consolidated statements of comprehensive income over the requisite service period using the accelerated attribution method. The closing price of the Company’s shares immediately before March 22, 2024, the date of grant, was US$21.67 per share. The weighted-average grant date fair value for options granted to directors and employees during the year ended December 31, 2024 was US$6.7 per share, computed using the binomial option pricing model. The binomial option pricing model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. Expected volatilities are based on the average historical equity volatility of the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2024
Spot price	21.02
Exercise price	21.88
Life of option	10	years
Risk free rate	4.22%
Expected volatility	35.00%
Dividend yield	2.95%
Post-vesting forfeiture rate	5.55%~6.39%
Exercise multiple	1.5x~2.0x

13. Share-Based Compensation (Continued)

Share Options (Continued)

The following table summarized the Group’s share option activity under the option plans:

		Weighted Average	Weighted Average	Aggregate
	Number	Exercise Price	Remaining	Intrinsic
	of	US$ per	Contractual	Value
	Options	share	Life Years	US$
Share options outstanding as of January 1, 2025	916,200	21.88	9.23	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	29,952	—	—	—
Share options outstanding as of December 31, 2025	886,248	21.88	8.23	—
Share options exercisable as of December 31, 2025	292,462	21.88	8.23	—

The total share-based compensation expenses relating to these options was RMB22,561 and RMB13,761 during the years ended December 31, 2024 and 2025, respectively. As of December 31, 2025, there was RMB6,876 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 1.23 years.